Expected Credit Losses Allowance (Details) - Schedule of expected credit losses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020 [1]	Dec. 31, 2019	Dec. 31, 2018
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans	$ 290,691	$ (140,245)	$ (142,783)
Mortgage loans	18,273	(14,412)	14,121
Consumer loans	161,576	(169,483)	(189,251)
Contingent loans	5,789	1,008	8
Loans and account receivable at FVOCI	1,253	5	431
Debt at FVOCI	682	(184)	66
Total	478,264	(323,311)	(317,408)
Individual [Member] | Stage 1 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans	20,055	(3,002)	79
Mortgage loans	0
Consumer loans	0
Contingent loans	1,335	45	(90)
Loans and account receivable at FVOCI	1,253	5	363
Debt at FVOCI
Total	22,643	(2,952)	352
Individual [Member] | Stage 2 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans	35,861	(10,469)	(2,891)
Mortgage loans	0
Consumer loans	0
Contingent loans	1,624	10	11
Loans and account receivable at FVOCI			68
Debt at FVOCI
Total	37,485	(10,459)	(2,812)
Individual [Member] | Stage 3 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans	115,730	(79,501)	(96,131)
Mortgage loans	0
Consumer loans	0
Contingent loans	(14)	152	(225)
Loans and account receivable at FVOCI
Debt at FVOCI
Total	115,716	(79,349)	(96,356)
Collective [Member] | Stage 1 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans	9,617	(4,930)	5,652
Mortgage loans	16,603	(1,177)	5,583
Consumer loans	19,024	(8,875)	1,861
Contingent loans	(1,600)	589	1,214
Loans and account receivable at FVOCI
Debt at FVOCI	682	(184)	66
Total	44,326	(14,577)	14,376
Collective [Member] | Stage 2 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans	23,410	(8,686)	(1,533)
Mortgage loans	(5,966)	(4,998)	5,161
Consumer loans	(18,914)	(15,280)	192
Contingent loans	4,023	24	(68)
Loans and account receivable at FVOCI
Debt at FVOCI
Total	2,552	(28,940)	3,752
Collective [Member] | Stage 3 [Member]
Expected Credit Losses Allowance (Details) - Schedule of expected credit losses [Line Items]
Commercial loans	86,018	(33,657)	(47,959)
Mortgage loans	7,636	(8,237)	3,377
Consumer loans	161,466	(145,328)	(191,304)
Contingent loans	423	188	(834)
Loans and account receivable at FVOCI
Debt at FVOCI
Total	$ 255,543	$ (187,034)	$ (236,720)

[1]	Includes overlays for an amount of MCh$59,000. See Note 37, Risk management.